Schedule of Assumptions used for Fair Value of Convertible Promissory Notes (Details)	6 Months Ended
Jul. 31, 2015 USD ($)
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 1	0.66%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 2	0.61%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 3	1.85
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 4	2.34
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 5	158.99%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 6	147.42%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 7	$ 4.80
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 8	$ 4.80
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 9	0.00%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 10	0.00%